Goodwill and Intangible Assets - Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	₱ 6,446	₱ 7,204
Goodwill	61,379	61,379
Total goodwill and intangible assets	67,825	68,583
Franchise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	1,496	1,682
Customer List [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	425	936
Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	20	28
Spectrum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets		53
Wireless [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	6,446	7,204
Goodwill	56,571	56,571
Total goodwill and intangible assets	63,017	63,775
Wireless [Member] | Franchise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	1,496	1,682
Wireless [Member] | Customer List [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	425	936
Wireless [Member] | Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	20	28
Wireless [Member] | Spectrum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets		53
Fixed Line [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill	4,808	4,808
Total goodwill and intangible assets	4,808	4,808
Trademark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	4,505	4,505
Total goodwill and intangible assets	4,505	4,505
Trademark [Member] | Wireless [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	₱ 4,505	₱ 4,505